Segment and Geographical Information - (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Summary of External Revenues and Long-lived Assets by Geographic Location
The following table presents total external revenues by geographic location based on location of the external customers:

Year ended	March 31,
	2022		2021
	$	%	$	%
Canada	280,633	64.1	162,764	56.6
U.S.	142,200	32.5	114,608	39.8
International	15,052	3.4	10,271	3.6
	437,885	100.0	287,643	100.0

21. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Long-lived assets by geographic location
The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2022		2021
	$	%	$	%
Canada	154,251	56.4	62,172	48.2
U.S.	118,023	43.1	65,784	51.0
International	1,299	0.5	1,107	0.8
	273,573	100.0	129,063	100.0

Summary of Revenue from Customers for Major Service Category
An analysis of the Group’s revenues from customers for each major service category is as follows:

Year ended	March 31,
	2022		2021
	$	%	$	%
Consulting and support services - time and materials arrangements	382,143	87.3	254,155	88.3
Consulting and support services - fixed-fee arrangements	45,539	10.4	24,099	8.4
Other revenue	10,203	2.3	9,389	3.3
	437,885	100.0	287,643	100.0